Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset
Organizational costs/Start-up costs	$ 2,001,367	$ 1,253,839
Federal net operating loss
Total deferred tax asset	2,001,367	1,253,839
Valuation allowance	(2,001,367)	(1,253,839)
Deferred tax asset, net of allowance